As filed with the Securities and Exchange Commission on July 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at May 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 62.7%
	Aerospace Products & Services: 3.5%
70,000	BE Aerospace, Inc. *	$1,898,400

	Air Transportation: 2.4%
72,000	PHI, Inc.* 1	1,269,360

	Apparel Manufacturing: 3.3%
58,000	Carter's, Inc. *	1,772,480

	Chemical Manufacturing: 3.0%
34,000	Abbott Laboratories	1,617,040

	Clothing & Accessories Stores: 3.4%
82,800	Collective Brands, Inc. *	1,853,064

	Computer & Electronic Products: 10.1%
664,500	ION Geophysical Corp. *	3,608,235
36,700	Varian Medical Systems, Inc. *	1,838,303
		5,446,538

	Credit Intermediation: 9.1%
37,000	Cullen/Frost Bankers, Inc.	2,030,560
95,000	Euronet Worldwide, Inc. *	1,249,250
41,000	JPMorgan Chase & Co.	1,622,780
		4,902,590

	Food Manufacturing: 6.0%
70,000	Flowers Foods, Inc.	1,729,700
27,000	The J. M. Smucker Co.	1,490,940
		3,220,640

	Information Services: 3.6%
295,500	NIC, Inc.	1,920,750

	Machinery: 4.8%
185,350	3D Systems Corp.*	2,550,416

	Oil & Gas Extraction: 6.6%
56,000	Pioneer Natural Resources Co.	3,567,200

	Professional, Scientific & Technical Services: 6.9%
138,500	EPIQ Systems, Inc. *	1,585,825
125,000	Luminex Corp. *	2,141,250
		3,727,075
	TOTAL COMMON STOCKS
	(Cost $28,975,003)	33,745,553

	CONVERTIBLE PREFERRED STOCK: 5.5%
	Credit Intermediation: 5.5%
3,200	Bank of America Corp., 7.250%,	2,960,032
	convertible until 12/31/2049
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $1,867,825)	2,960,032

Principal
Amount
	CORPORATE BONDS: 29.6%
	Air Transportation: 1.5%
	PHI, Inc.,
$800,000	7.125%, 04/15/2013	794,000

	Building Material, Garden & Supplies Dealers: 4.0%
	The Home Depot, Inc.,
2,000,000	5.400%, 03/01/2016	2,178,746

	Chemical Manufacturing: 3.5%
	EI DuPont de Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,076,264
	Pfizer, Inc.,
700,000	6.200%, 03/15/2019	814,472
		1,890,736

	Computer & Electronic Products: 0.5%
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	270,613

	Credit Intermediation: 9.9%
	BB&T Corp.,
1,000,000	4.900%, 06/30/2017	1,017,162
	Countrywide Home Loans, Inc.,
750,000	4.000%, 03/22/2011	763,765
	First Union National Bank NA,
2,000,000	7.800%, 08/18/2010	2,026,624
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	526,059
	Whitney National Bank
1,150,000	5.875%, 04/01/2017	1,019,414
		5,353,024

	Food Manufacturing: 2.7%
	Kraft Foods, Inc.,
400,000	5.250%, 10/01/2013	439,698
1,000,000	5.375%, 02/10/2020	1,040,511
		1,480,209

	Furniture & Related Products: 2.9%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/2014	1,538,145

	Insurance Carriers: 1.4%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	747,799

	Rental & Leasing Services: 1.7%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	890,000

	Securities & Financial Services: 0.9%
	Goldman Sachs Group, Inc.,
200,000	6.875%, 01/15/2011	205,833
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	260,542
		466,375

	Transportation Equipment: 0.6%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015				338,834

	TOTAL CORPORATE BONDS
	(Cost $15,298,554)				15,948,481

	SHORT-TERM INVESTMENT: 1.7%
	Money Market Fund: 1.7%
	Federated Treasury Obligation Fund- Trust Shares,
933,085	0.010%^				933,085
	TOTAL SHORT-TERM INVESTMENT
	(Cost $933,085)				933,085

	TOTAL INVESTMENTS IN SECURITIES: 99.5%
	(Cost $47,074,467)				53,587,151
	Other Assets in Excess of Liabilities: 0.5%				239,153
	TOTAL NET ASSETS: 100.0%				$53,826,304

1	A portion of the security is considered illiquid.
*	Non-income producing security.
^	7-day yield as of May 31, 2010.

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows+:

	Cost of investments		47,074,467
	Gross unrealized appreciation		8,994,727
	Gross unrealized depreciation		(2,482,043)
	Net unrealized appreciation		$ 6,512,684

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010 (Unaudited)

Villere Balanced Fund, the ("Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2010:

		Level 1	Level 2	Level 3	Total
	Common Stocks^	$ 33,745,553	$ -	$ -	$ 33,745,553
	Convertible Preferred Stock^	2,960,032	-	-	2,960,032.0
	Corportate Bonds^	-	15,948,481	-	15,948,481.0
	Short-Term Investments	933,085	-	-	933,085.0
	Total Investments in Securities	$ 37,638,670	$ 15,948,481	$ -	$ 53,587,151

	^ See Schedule of Investments for industry breakout

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)/s/Robert M. Slotky
Robert M. Slotky, President

Date  07/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )/s/Robert M. Slotky
Robert M. Slotky, President

Date 07/06/2010

By (Signature and Title)* /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   07/08/2010

* Print the name and title of each signing officer under his or her signature.